Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, Bs. in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 VEB (Bs.)	Dec. 31, 2020 VEB (Bs.)
Disclosure of detailed information about hedging instruments [line items]
Foreign exchange loss	€ (0.2)	€ (26.0)
Net debt held as a hedging instrument	26,032.0
Increase in financial income due to the effect of monetary correction for inflation	€ 24.0	€ 165.0
Latin American Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	6,853.0	4,884.0
US Dollar Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	418.0	202.0
Pounds Sterling Denominated Borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	374.0	8,371.0
Latin American currencies vs USD
Disclosure of detailed information about hedging instruments [line items]
Increase in exchange rate (in percentage)	10.00%
VEB | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 13.0	€ 43.0	Bs. 240	Bs. 109,774,609